CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Debt discounts and commitment fee paid to Investors	$ 2,800,000
Reconciliation in amounts on unaudited condensed statements of consolidated balance sheets:
Cash and cash equivalents	35,667,074	$ 64,860,916
Restricted cash	3,293,189	60,201
Total cash, cash equivalents, and restricted cash	$ 38,960,263	$ 64,921,117